Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	BONE BIOLOGICS CORPORATION
Entity Central Index Key	0001419554
Entity Tax Identification Number	42-1743430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Burlington Woods Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	552-4452
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Bone Biologics Corporation
Entity Address, Address Line Two	2 Burlington Woods Drive
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	552-4452
Contact Personnel Name	Jeffrey Frelick